Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Summary of Restricted Assets
a)    Cash and Government Securities

	12.31.24	12.31.23
For transactions in ROFEX, MAE and BYMA	87,598,988	157,239,028
For appraisals from repo transactions	21,691,472	5,702,243
For debit / credit cards transactions	109,354,431	47,628,324
For attachments	13,058	22,549
Liquid offsetting entry required to operate as CNV agent	2,091,800	1,646,946
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	—	—
Guarantees for the Regional Economies Competitiveness Program	7,844	295,433
For other transactions (includes guarantees linked to rental contracts)	236,024	403,161
For forward purchases of repurchase transactions	195,223,252	51,320,186
For surety guarantees	43,408,838	369,887,551
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.24	12.31.23
Escrow Accounts	266,554,216	207,071,703
c)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
d)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.24	12.31.23
Fondo de Riesgo Garantizar SGR	20,951,027	7,149,239
Don Mario SGR	2,200,000	1,742,109
Movil SGR	2,532,700	2,395,400
Potenciar S.G.R.	5,018,353	2,609,577
Bind Garantías S.G.R.	550,000	108,882
Aval Ganadero S.G.R.	480,000	—
Riesgo de Campo Aval S.G.R.	100,000	—
BANCO GGAL S.A.
a)    Cash and Government Securities

	12.31.24	12.31.23
For transactions in ROFEX, MAE and BYMA	142,148,672	—
For appraisals from repo transactions	22,493,276	—
For credit cards transactions	34,057,006	—
For attachments	653,157	—
Liquid offsetting entry required to operate as CNV agent	305,927	—
For other transactions (includes guarantees linked to rental contracts)	141,197	—
For surety guarantees	114,223,237	—
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.24	12.31.23
Escrow Accounts	110,404,547	—
INVIU S.A.U.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as CNV agents	413,658	666,511
Guarantees linked to surety bonds	1,347,196	1,512,253
Surety	—	14,806
Tarjeta Naranja S.A.U.

	12.31.24	12.31.23
Attachments arising from judicial cases	—	1,345
Guarantees linked to rental contracts	23,639	17,292
Galicia Asset Management S.A.U.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	753,391	570,151

(*)	As of December 31, 2024, it corresponds to 16,000,000 shares of Fima Mix I Mutual Fund.
GGAL Asset Management S.A.S.G.F.C.I.

	12.31.24	12.31.23
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	8,607,993	—

(*)	As of December 31, 2024, it corresponds to 36,789,288,310 shares of HF Pesos Plus Class I Mutual Fund and 8,203,562,470 shares of HS Pesos Class I Mutual Fund.
Galicia Securities S.A.U.

	12.31.24	12.31.23
For transactions in the market	1,350,896	25,238,786
Liquid offsetting entry required to operate as CNV agents	476,000	431,773
Guarantees linked to surety bonds	286,588	494,293
Naranja Digital Compañía Financiera S.A.U.

	12.31.24	12.31.23
Escrow Accounts	93,340,066	10,609,723
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.24	12.31.23
Total Restricted Assets	1,289,038,449	894,779,264

Summary of Trust Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	283,890	04.19.25
09.12.14	Coop. de Trab. Portuarios	7,392	09.12.26
03.08.23	Fondo Anticiclico Agroalim	835	06.30.25
12.12.23	Fondo Fiduciario Aceitero	852	06.30.25
Total		292,969
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,044,258	12.31.25
05.14.09	GAS II	21,333,619	12.31.25
06.08.11	MILA III	135,152	12.31.25
09.01.11	MILA IV	30,177	12.31.25
Total		22,543,206

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.24	12.31.23
FIMA Acciones	117,873,897	61,788,858
FIMA P.B. Acciones	66,209,741	35,511,988
FIMA Renta en pesos	119,738,966	176,670,712
FIMA Ahorro pesos	415,250,320	129,588,399
FIMA Renta Plus	90,075,495	120,459,157
FIMA Premium	5,749,292,091	6,272,606,897
FIMA Ahorro Plus	387,791,494	217,618,163
FIMA Capital Plus	143,282,624	488,517,665
FIMA Abierto PyMES	12,870,522	14,803,442
FIMA Mix I	28,447,819	40,530,460
FIMA Mix II	8,940,774	9,172,893
FIMA Renta Fija Internacional	4,043,978	10,358,711
FIMA Sustentable ASG	3,304,506	7,970,711
FIMA Acciones Latinoamericanas Dólares	394,745	1,155,092
Fima Renta Fija Dólares	64,889,444	—
Fima Mix Dólares	138,759,962	—
HF Pesos	869,702,819	—
HF Pesos Plus	187,761,382	—
HF Infraestructura PPEReI	70,483,370	—
HF Renta Fija Argentina	37,426,227	—
HF Acciones Líderes	34,715,393	—
HF Retorno Total	32,498,546	—
HF Renta Fija Estratégica	31,224,063	—
HF Desarrollo Abierto Pymes	27,822,970	—
HF Pesos Renta Fija	27,593,819	—
HF Acciones Argentinas	23,184,604	—
HF Balanceado	22,877,939	—
HF Renta Dólares	8,392,265	—
HF Infraestructura II	7,658,623	—
Roble Ahorro en Dólares	424,761	—
HF Multimercado	1,032	—
Total	8,732,934,191	7,586,753,148

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2024, the balances recorded as computable items are as follows:
For Banco de Galicia y Buenos Aires S.A.U.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	401,290,322	2,514,959	26
Escrow Accounts held in Argentine Central Bank	236,972,526	9,490	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	237,799,213	—	—
Government Securities	637,561,720	—	—
Total for integration Minimum Cash	1,513,623,781	2,524,449	26
(*) Stated in thousands of US$.
For Banco GGAL S.A.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	46,852,460	413,948	—
Special Guarantee Accounts benefiting electronic clearinghouses	98,835,616	11,205	—
Total for integration Minimum Cash	145,688,076	425,153	—
(*) Stated in thousands of US$.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.24
Share Capital	1,588,514
Additional paid in Capital	697,387,566
Adjustments to shareholders´ equity	1,582,407,426
Legal reserve	89,286,802
Distributable reserves	2,050,288,809
Non distributable reserves	1,618,596,208
Profit for the year	36,346,891
Total Shareholder’s equity under the rules of the Argentine Central Bank	6,075,902,216

Summary of Percentage of Women in the Group
As of December 31, 2024, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	14	2	14%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	183	59	32%
Rest of collaborators	8,980	4,453	50%
Total	9,183	4,515	49%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.